Summary of reconciliation of combined canadian federal and provincial income tax rate to income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Combined Canadian federal and provincial statutory income tax rate	26.50%	26.50%	26.50%
Income tax recovery based on combined statutory income tax rate	$ 4,273	$ 6,023	$ 2,246
Change in unrecognized tax assets	(3,706)	(2,885)	(1,291)
Share issuance costs			367
Permanent difference attributable to impairment of goodwill		(2,407)
Impact of expiring investment tax credits	(1,156)	(1,559)	(1,724)
Provision to filed return adjustments		106	151
Share-based compensation costs	(100)	(144)	(82)
Difference in statutory income tax rate of foreign subsidiaries	521	902	226
Other	168	(36)	216
Total income tax recovery (expense)			$ 109